SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of RSUs

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	—	$—
Granted	36,336	6.86
Forfeited	(3,726)	6.86
Vested	(16,684)	6.86
Outstanding (nonvested), June 30, 2022	15,926	$6.86